Marketable securities	12 Months Ended
Dec. 31, 2023
Marketable securities
Marketable securities
9. Marketable securities

a.    Composition

	Credit Risk	December 31, 2023	December 31, 2022
Private investment fund	AAA	245,942	31,842
Private investment fund	AA	-	348,672
		245,942	380,514

The average gross yield of securities is based on 102% CDI on December 31, 2023 (104% CDI on December 31, 2022).